Accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade accounts receivable	$ 3,643	$ 7,607
Allowance for doubtful accounts	(25)	(4)
Accounts receivable from other related parties	119	1
Other accounts receivable	33	16
Total accounts receivable net of allowance for doubtful accounts	$ 3,770	$ 7,620